PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Current prepayments [abstract]
Schedule of Prepayment and Other Current Assets
	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
Current:
Deposits & Prepayment	3,676,109	1,392,753
Other receivables	697,836	609,041
Current, gross	4,373,945	2,001,794
Allowance for expected credit losses	-	(750,000)
	4,373,945	1,251,794

Non-current:
Deposit others	-	414,983
Prepayment, non-current	179,151	7,866
Non-current, net	179,151	422,849
Total prepayment and other assets	4,553,096	1,674,643